May 7, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RiverSource Variable Annuity Account ("Registrant")
       RiverSource(R) FlexChoice Select Variable Annuity
       RiverSource(R) AccessChoice Select Variable Annuity
       RiverSource(R) Endeavor Plus (SM) Variable Annuity

       File Nos.: 333-139759/811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-0175 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Assistant General Counsel